EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED JUNE 1, 2016 TO THE
PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2016

On or about June 13, 2016, Jeff Vancavage, CFA®, will resign as a Portfolio Manager for the Eagle Growth & Income Fund (the “fund”).  At the time of Mr. Vancavage’s resignation, the Prospectus, Summary Prospectus and Statement of Additional Information will be amended as follows:

The “Portfolio Managers” section on page 6 of the Prospectus and page 3 of the Summary Prospectus is replaced with the following:

Portfolio Managers | Edmund Cowart, CFA®, David Blount, CFA®, CPA, and Harald Hvideberg, CFA®, are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Messrs. Cowart and Blount have been Co-Portfolio Managers of the fund since 2011. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014.

In the “Portfolio Managers” section on page 38 of the Prospectus, the paragraph titled “Growth & Income Fund” is replaced with the following:

Growth & Income Fund — Edmund Cowart, CFA®, David Blount, CFA®, CPA, and Harald Hvideberg, CFA®, are Co-Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Messrs. Cowart and Blount have been Co-Portfolio Managers of the fund since 2011. Mr. Hvideberg has served as the fund’s Co-Portfolio Manager since August 2014. Mr. Cowart joined Eagle in 1999 and has been a Senior Vice President, Managing Director and Portfolio Manager at Eagle since 1999. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Prior to joining Eagle in August 2014, Mr. Hvideberg served as Managing Director, Chief Investment Officer, and Portfolio Manager at Wood Asset Management from 2004 to 2014 and as Portfolio Manager at William R. Hough & Co. from 1999 to 2004.

On page 64 of the Statement of Additional Information, all references to Mr. Vancavage are removed.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE